Segment reporting - Summary of Disaggregation of Revenue Based on Products (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	€ 1,696,854	€ 1,436,117	€ 1,292,210
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	1,022,617	837,995	714,165
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	674,237	598,122	578,045
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	1,335,504	1,079,131	875,878
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	662,138	481,992	298,800
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	673,366	597,139	577,078
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	335,988	296,881	376,521
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	335,950	296,881	376,144
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	38	0	377
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	18,598	34,059	36,558
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	18,598	34,059	36,343
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	0	0	215
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	6,764	26,046	3,253
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	5,931	25,063	2,878
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue	€ 833	€ 983	€ 375